Warrants (Details) - $ / shares					6 Months Ended
	Feb. 14, 2024	Sep. 25, 2023	Apr. 13, 2023	Sep. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 21, 2023	Jun. 30, 2023	Nov. 18, 2022	Aug. 15, 2022	Jul. 08, 2022	Jun. 14, 2022
Warrants [Line Items]
Common stock shares					386,585							28,041,992	28,041,992
Average exercise price (in Dollars per share)					$ 2
Reverse stock split price per share (in Dollars per share)					20,000
Common stock exercise price per share (in Dollars per share)					$ 0.49					$ 1
Expected term					5 years	5 years	5 years
Warrants outstanding					55				55
Reverse stock		2,723	2,723	2,723
Average exercise share					2			2,600,000			16,363,636
Warrants exercised					0
Volatility						129.00%	117.00%
Risk-free interest rate						0.27%	2.04%
Exercise price (in Dollars per share)						$ 2	$ 0.49
Dividend yield					0.00%	0.00%
Maximum [Member]
Warrants [Line Items]
Reverse stock split price per share (in Dollars per share)					$ 4,900
Minimum [Member]
Warrants [Line Items]
Reverse stock split price per share (in Dollars per share)					$ 20,000
Warrant [Member]
Warrants [Line Items]
Common stock shares					157,934
Reverse stock split price per share (in Dollars per share)					$ 4,900
Common stock exercise price per share (in Dollars per share)					$ 0.49
Forecast [Member]
Warrants [Line Items]
Reverse stock	2,723